Property and Equipment - Narrative (Details) $ in Thousands	12 Months Ended
	Jan. 03, 2021 USD ($) restaurant	Dec. 29, 2019 USD ($)	Dec. 30, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Assets subject to finance leases, accumulated amortization	$ 500	$ 500
Loss (gain) on disposals of property and equipment, net	(3,267)	(6)	$ (757)
Depreciation and amortization	$ 22,000	$ 22,200	$ 22,500
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Number of restaurants | restaurant	8
Proceeds from Sale of Buildings	$ 18,500
Loss (gain) on disposals of property and equipment, net	$ (3,300)
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Sale-leaseback transaction
Property, Plant and Equipment [Line Items]
Number of restaurants | restaurant	5